Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares Retail) (Vanguard Short-Term Corporate Bond Index Fund, Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares)
18 Months Ended
Feb. 28, 2013
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Annual Total Return
2012	5.74%
2011	2.91%